Investment in an equity security	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investment in an equity security

6 Investment in an equity security

Investment in an unquoted equity security as of December 31, 2024 and 2023 consisted of the following:

		December 31,
		2024	2023
		US$	US$

K Hub	0.54%	-	100,000

No impairment was recorded as of December 31, 2023 as the Company evaluated the decline in fair value of the investment below its book value was not other-than-temporary.

Investment in an equity security refers to assets held by GEA. The entities has been deconsolidated during the year 2024 and related assets were derecognised.